Other Assets Current	12 Months Ended
Dec. 31, 2012
Other Assets Current
6.	OTHER ASSETS, CURRENT

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	31,838	143,180	22,982
Advances to suppliers	24,452	107,024	17,179
Receivables from financial institutions	200,494	—	—
Others	58,228	130,203	20,898

	315,012	380,407	61,059

Receivables from financial institution represent entrusted loans to certain financial institutions, secured by bank notes endorsed to the trusted agency. In an entrusted loan arrangement, the lender makes deposits into a trust account of a bank and authorizes the bank to release the funds to the borrower. The bank collects interest and principal payments from the borrower and remits to the lender as they become due.